Related Parties (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 03, 2018	Mar. 03, 2017	Apr. 15, 2013	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Parties (Textual)
Advances, related party				$ 184,678		$ 181,333	$ 174,333
Management fee				0	$ 0
Accrued liability				188,653		450,808
Note payable - related party				119,400		119,400	117,000
Accrued interest				21,944		17,115	7,549
Manager [Member]
Related Parties (Textual)
Advances, related party				65,844		62,499
Neese [Member]
Related Parties (Textual)
Management fee				125,000	$ 58,790
Long-term accrued liability				575,808
Goedeker [Member]
Related Parties (Textual)
Management fee				$ 62,500
Maximum [Member] | Officer [Member]
Related Parties (Textual)
Management fee						$ 250,000
May 2014 [Member]
Related Parties (Textual)
Lease term				5 years		5 years
April 5, 2019 [Member]
Related Parties (Textual)
Lease term				5 years		5 years
April 5, 2019 [Member] | Goedeker Television [Member]
Related Parties (Textual)
Interest rate				9.00%		9.00%
April 5, 2019 [Member] | Maximum [Member]
Related Parties (Textual)
Management fee				$ 250,000		$ 250,000
Promissory Note [Member]
Related Parties (Textual)
Management fee	$ 100,000
Initial principal amount	$ 50,000
Additional advances, description	The note provides that the Company may from time to time request additional advances from the Manager up to an aggregate additional amount of $100,000, which will be added to the note if the Manager, in its sole discretion, so provides.
Fixed annual interest rate	8.00%
Interest rate	12.00%
Repayment, description	In the event the Company completes a financing involving at least $500,000, the Company must, contemporaneously with the closing of such financing transaction, repay the entire outstanding principal and accrued and unpaid interest on the note.
Management Services Agreement [Member]
Related Parties (Textual)
Description of management fee			Quarterly management fee equal to 0.5% of its adjusted net assets for services performed.
Description of gross income		Expected to exceed, 9.5% of the Company's gross income with respect to such fiscal year.
Manager [Member]
Related Parties (Textual)
Advances, related party							$ 55,500
Manager [Member] | April 5, 2019 [Member]
Related Parties (Textual)
Description of management fee				Quarterly management fee equal to the greater of $62,500 or 2% of adjusted net assets		Quarterly management fee equal to the greater of $62,500 or 2% of adjusted net assets
Management consulting fee, quarterly				$ 62,500		$ 62,500
Accrued liability				188,653		$ 63,653
Expensed management fees				$ 28,022
Manager [Member] | April 5, 2019 [Member] | 1847 Asien [Member]
Related Parties (Textual)
Description of management fee				Quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets
Offsetting Management Services Agreement [Member]
Related Parties (Textual)
Management consulting fee, quarterly		$ 62,500